CRUDE OIL AND NATURAL GAS PROPERTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
CRUDE OIL AND NATURAL GAS PROPERTIES
Aggregate Capitalized Costs

	June 30, 2016	December 31, 2015
Proved	$5,039,034	$724,058
Wells in progress	608,650	40,505
Unproved	428,220	715,594
Less: Accumulated depletion and depreciation	(724,058)	(724,058)

Total	$5,351,846	$756,099

	December 31, 2015	December 31, 2014
Proved	$724,058	$718,861
Wells in progress	40,505	23,352
Unproved	715,594	—
Less: Accumulated depletion, depreciation and impairment	(724,058)	(714,160)

Total	$756,099	$28,053

Costs Incurred in Crude Oil and Natural Gas Activities
	Six months ended June 30,
	2016	2015
Exploration costs	$2,700	$—
Development costs	585,184	14,993
Acquisition of properties:
Proved	3,137,510	—
Unproved	342,313	785,630

Total	$4,067,707	$800,623

	December 31, 2015	December 31, 2014
Exploration costs	$10,407	$—
Development costs	177,126	532,279
Acquisition of properties
Proved	—	202,306
Unproved	715,595	—

Total	$903,128	$734,585